Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2019	2020
	RMB	RMB	US$
Other receivables from advertisers	712,774	726,945	111,409
Advances to suppliers	156,873	110,816	16,983
Prepaid expenses	50,398	42,464	6,508
Inventories	31,287	24,062	3,688
Receivable from third-party payment platform	25,994	14,848	2,276
Convertible loans (i)	102,741	83,357	12,775
Others	76,656	113,560	17,404
Impairment of prepayments and inventory	(75,992)	(108,739)	(16,665)
Allowance for credit losses	(144,622)	(171,619)	(26,302)

Total	936,109	835,694	128,076

(i)
As of December 31, 2019
and
2020, convertible loans were fully impaired.
Convertible loans included a convertible loan of RMB66,000 (US$10,115) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.

The movements in the allowance for credit losses were as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance as of January 1	5,941	75,648	144,622	22,164
Adoption of ASC 326	—	—	19,765	3,029
Amounts charged to expenses	68,194	69,218	10,862	1,665
Amounts written off	(5)	—	—	—
Disposal of a subsidiary	(228)	—	(11)	(2)
Foreign Exchange effect	1,746	(244)	(3,619)	(554)

Balance as of December 31	75,648	144,622	171,619	26,302

Provision for credit losses and impairment of assets for the years ended December 31, 2018, 2019 and 2020 were RMB6,292, RMB109,408 and RMB32,999 (US$5,057), respectively. The effect of adopting ASC 326 was RMB19,765 (US$3,029)
to the opening balance of retained earnings. Reserve for inventory for the years ended December 31, 2018, 2019 and 2020 were RMB149, RMB2,800 and RMB23,694 (US$3,631), respectively.